Trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade and other receivables	Trade and other receivables

	2025	2024
(in $ millions)	$	$
Current
Trade receivables	169	161
Less: Loss allowance (see Note 25)	(33)	(23)
	136	138
Payment cycle receivables	113	75
Less: Loss allowance	(9)	(7)
	104	68
	240	206
i)                   Trade receivables
Trade receivables mainly comprise amounts due from business organizations, driver-partners and merchant-partners within the Deliveries and Mobility segments. They are generally due for settlement within 30 days and therefore are all classified as current.
ii)                  Payment cycle receivables
These are amounts receivable as part of a payment settlement cycle that may involve consumers, merchant-partners and driver-partners to be settled typically within 4 days.
iii)                 Financial risk management
The exposure of trade and other receivables to relevant financial risks (credit, currency and interest rate risk) is disclosed in Note 25.